VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Finance Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022/2021	$ 10,946	$ 11,705
2023/2022	11,705	10,946
2024/2023	10,978	11,705
2025/2024	11,705	10,978
2026/2025	11,705	11,705
Thereafter	1,641	13,347
Minimum lease payments	58,680	70,386
Less: imputed interest	(10,214)	(14,109)
Present value of obligations under finance leases	$ 48,466	$ 56,277